10 FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

We utilize the following valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and

•	Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based upon the lowest level input that is significant to the fair value measurement.

As of both December 31, 2016 and December 31, 2015 we had no financial assets and liabilities required to be measured on a recurring basis.

No financial instruments were transferred into or out of Level 3 classification during the twelve-month period ended December 31, 2016 and 2015.